VIA EDGAR

Morgan, Lewis & Bockius LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071

November 26, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re: Investment Managers Series Trust (filing relates to the AAM/Cutwater Select Income Fund)
 (File Nos. 333-122901 and 811-21719)

Dear Sir or Madam:

On behalf of Investment Managers Series Trust (the "Trust"), we are filing pursuant to the Securities Exchange Act of 1934 and the Investment Company Act of 1940 a preliminary information statement on Schedule 14C and a notice of special meeting of shareholders of the AAM/Cutwater Select Income Fund series of the Trust (the "Fund").  The shareholder meeting is being called for the purpose of approving the re-appointment of Cutwater Investor Services Corp. as sub-advisor to the Fund.

Please direct any inquiries regarding this filing to me at (714) 830-0679 or Michael Glazer at (213) 680-6646.

Very truly yours,

/s/ Laurie A. Dee

Laurie A. Dee
Enclosures